Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.56%	3.98%
Discount rate as at December 31	4.07%	3.58%
Expected long-term rate of return on plan assets	5.80%	5.97%
Rate of compensation increase	3.35%	3.34%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.57%	3.96%
Discount rate as at December 31	4.13%	3.59%
Expected long-term rate of return on plan assets	5.48%	5.81%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.61%	4.71%
Health care cost trend rate assumed for next fiscal year	6.35%
Remaining period until health care cost trend rate reaches ultimate trend rate	14 years
Year that rate reaches ultimate trend rate	2032